Derivative Liability	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Derivative Liability

During 2009, we granted a warrant to purchase 2,000,000 shares of the Company’s common stock to an accredited investor in conjunction with equity raise efforts. On April 12, 2013, the Company’s Board of Directors authorized and approved the extension of the expiration date and a change of exercise price for this warrant. The outstanding share purchase warrant originally had a March 23, 2014 expiration date and an exercise price of $0.25. The new modified terms extended the warrant expiration date to April 11, 2018 and reduced the exercise price to $0.226. The exercise price is also subject to dilutive adjustments for share issuances (full ratchet reset features). As of September 30, 2014, the exercise price has been reduced to $0.15 and an additional 1,321,583 warrants are to be issued to the investor due to the reset features.

On August 22, 2014, we issued 6,666,667 warrants to investors and 800,000 warrants to a placement agent. The exercise price of these warrants is also subject to dilutive adjustments for share issuance (full ratchet reset features). See Note 6 – Convertible Note Payable.

Because these convertible debt and warrants have full reset adjustments tied to future issuances of equity securities by the Company, it is subject to derivative liability treatment under ASC 815-40-15 , which requires as of the date the convertible debt and warrants are issued, the derivative liability to be measured at fair value and re-evaluated at the end of each reporting period.

Key assumptions used to determine the fair value of the convertible note follows:

Stock price volatility (one-year measurement):
August 22, 2014 measurement	219%
September 30, 2014 measurement	211%
Probability of default triggering 21% interest rate, increasing 1% per month to a maximum of 10% with a 125% penalty	0%
Probability of the Company redeeming the convertible note (with 130% penalty)	0%
Conversion behavior - holder automatically converts the convertible note at a maximum of 2 times the conversion price

Key assumptions used to determine the fair value of the warrants follows:

Stock price volatility (one-year measurement):
June 30, 2014 measurement	225%
August 22, 2014 measurement	219%
September 30, 2014	211%
Exercise behavior – warrant exercise at target prices 2 times the higher of the projected reset price or stock price

As of December 31, 2013, we determined the fair value of the warrant’s derivative liability to be nominal.

As of September 30, 2014, the fair value of the total convertible debt and warrant’s derivative liability is $639,637 and the Company recognized a loss on derivative liability of $67,409 for the nine months ended September 30, 2014. The following table summarizes the derivative liability included in the balance sheet:

Balance at December 31, 2013	$-
Debt discount due to convertible note	295,773
Debt discount due to warrant issued with debt	246,905
Deferred financing cost due to derivative liability for placement agent warrant	29,550
Loss on change of fair value	67,409
Balance at September 30, 2014	$639,637